Business acquisition (Details 3) ¥ in Millions, $ in Millions		12 Months Ended
	Jul. 26, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2024 shares	Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		12 years 1 month 6 days	12 years 1 month 6 days
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		¥ 614	¥ 590			$ 86
Deppon Holdco [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	99.99%
Finite-Lived Intangible Asset, Useful Life	15 years 3 months 18 days
Business Combination, Consideration Transferred	¥ 8,976
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	3,776
Business acquisition recognized identifiable assets and liabilities assumed current assets trade receivables	2,101
Business Acquisition, Pro Forma Revenue			1,063,200	¥ 982,800
Business Acquisition, Pro Forma Net Income (Loss)			¥ 9,700	¥ (4,500)
Business Combination Recognized Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment Construction In Progress And Land Use Right	5,306
Business Combination Acquisition of Option Shares Pledged | shares					43,009,184
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	589
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Short-Term Investment	¥ 1,270
Deppon Holdco [Member] | Accrued Expenses And Other Current Liabilities [Member]
Business Acquisition [Line Items]
Business combination deferred consideration payable		¥ 445
Deppon [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	66.50%